Shareholders' equity - Conditional capital (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of classes of share capital [line items]
Increase in capital stock from exercise of stock options	€ 486,000	€ 4,096,000